PROPERTY AND EQUIPMENT, NET - Summary of Depreciation Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 54,902	$ 23,353	$ 17,956
Cost of revenue
Property, Plant and Equipment [Line Items]
Depreciation expense	31,203	12,407	11,347
Sales and marketing expenses
Property, Plant and Equipment [Line Items]
Depreciation expense	3,712	1,198	740
General and administrative expenses
Property, Plant and Equipment [Line Items]
Depreciation expense	19,009	9,248	5,598
Research and development expenses
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 978	$ 500	$ 271